Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue [Line Items]
Total Revenue	$ 7,137,140	$ 11,091,189
Supply chain services [Member]
Schedule of Revenue [Line Items]
Total Revenue	4,524,866	6,329,678
Procurement and distribution [Member]
Schedule of Revenue [Line Items]
Total Revenue	2,609,787	4,759,301
Consignment sales and other revenue [Member]
Schedule of Revenue [Line Items]
Total Revenue	$ 2,487	$ 2,210